Long-Term Debt, net - Exit Fee (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Exit Fee
Exit fees accrued	$ 22,139	$ 21,583
Aggregate exit fee payable	24,000
Long-term debt, net
Exit Fee
Exit fees accrued	$ 22,100	$ 21,600